Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	71 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000222207 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.41%	6.94%	6.78%
Solactive US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.25%	0.40%	2.24%
Solactive GBS Global Markets All Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.34%	12.19%	12.02%
60% Dow Jones Global Index/ 40% ICE BofA 0-3 Month US Treasury Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.53%	8.46%	8.36%
ICE BofA 0-3 Month US Treasury Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.51%	2.33%	2.34%
Dow Jones Global Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.29%	12.05%	11.89%